Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

June 11, 2020

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the fund listed in Appendix A (the “Fund”). The interactive data relates to summary information that mirrors the Fund’s summary information in its supplement dated May 29, 2020 (SEC Accession No. 0001081400-20-000535). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund.

If you have any questions, please contact me at (617) 377-7059.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel

APPENDIX A

Wells Fargo Funds Trust

Wells Fargo Small Company Growth Fund